Earnings per share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Convertible senior notes	Dec. 31, 2010 Convertible senior notes	Dec. 31, 2009 Convertible senior notes	Dec. 31, 2011 Senior secured convertible notes	Dec. 31, 2010 Senior secured convertible notes	Dec. 31, 2009 Senior secured convertible notes	Dec. 31, 2011 Stock options and restricted shares	Dec. 31, 2009 Stock options and restricted shares	Dec. 31, 2011 ADM warrants	Dec. 31, 2009 ADM warrants
Numerator:
Numerator for basic and diluted earnings per share	$ (509,845)	(3,208,911)	1,386,776	(531,595)
Denominator:
Denominator for basic earnings per share - Weighted-average ordinary shares outstanding	156,805,040	156,805,040	151,542,518	138,759,177
Stock options (in shares)			1,770,501
Restricted shares			829,171
ADM warrants (in shares)			2,416,007
Denominator for diluted earnings (loss) per share (in shares)	156,805,040	156,805,040	156,558,197	138,759,177
Basic earnings (loss) per share	$ (3.25)	(20.46)	9.15	(3.83)
Diluted earnings (loss) per share	$ (3.25)	(20.46)	8.86	(3.83)
Potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share
Shares issuable					27,650	27,650	3,974,659	3,339,525	3,339,525	9,340,967	2,556,742	6,118,531	1,540,773	4,125,000